Funding Debts (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of the Group's Outstanding Funding Debts

The following table summarizes the Group’s outstanding funding debts as of December 31, 2023 and 2024, respectively:

	As of December 31,
	2023	2024
	(RMB in thousands)
Short-term:
Liabilities to funding partners	3,483,196	2,754,454
Total short-term funding debts	3,483,196	2,754,454
Long-term:
Liabilities to funding partners	455,800	1,197,211
Total long-term funding debts	455,800	1,197,211